Consolidated statement of cash flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023		Oct. 31, 2022
Cash flows provided by (used in) operating activities
Net income		$ 5,033		$ 6,243
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		2,010		1,057
Amortization and impairment	[1]	1,143		1,047
Stock options and restricted shares expense		13		24
Deferred income taxes		(87)		(46)
Losses (gains) from debt securities measured at FVOCI and amortized cost		(83)		(35)
Net losses (gains) on disposal of property and equipment		(3)		(6)
Other non-cash items, net		1,822		(1,126)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		(2,576)		(9,902)
Loans, net of repayments		(14,301)		(65,000)
Deposits, net of withdrawals		17,045		74,511
Obligations related to securities sold short		3,382		(7,506)
Accrued interest receivable		(1,272)		(959)
Accrued interest payable		2,521		1,228
Derivative assets		9,826		(7,073)
Derivative liabilities		(10,382)		20,622
Securities measured at FVTPL		(15,427)		4,949
Other assets and liabilities measured/designated at FVTPL		8,259		9,404
Current income taxes		361		(809)
Cash collateral on securities lent		3,228		2,390
Obligations related to securities sold under repurchase agreements		9,319		3,680
Cash collateral on securities borrowed		675		(2,958)
Securities purchased under resale agreements		(10,971)		(1,641)
Other, net		2,619		(5,379)
Cash flows provided by (used in) operating activities		12,154		22,715
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness		1,750		1,000
Redemption/repurchase/maturity of subordinated indebtedness		(1,500)		(2)
Issue of preferred shares and limited recourse capital notes, net of issuance cost				1,395
Redemption of preferred shares				(800)
Issue of common shares for cash		183		228
Purchase of common shares for cancellation				(134)
Net sale (purchase) of treasury shares				1
Dividends and distributions paid		(2,261)		(2,972)
Repayment of lease liabilities		(331)		(326)
Cash flows provided by (used in) financing activities		(2,159)		(1,610)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(79,487)		(70,954)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		26,914		23,183
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		32,824		27,574
Acquisition of Canadian Costco credit card portfolio (Note 3)				(3,085)
Net sale (purchase) of property, equipment, software and other intangible assets		(1,014)		(1,109)
Cash flows provided by (used in) investing activities		(20,763)		(24,391)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		49		248
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the year		(10,719)		(3,038)
Cash and non-interest-bearing deposits with banks at beginning of year		31,535	[2]	34,573
Cash and non-interest-bearing deposits with banks at end of year	[2]	20,816		31,535
Cash interest paid		29,673		8,310
Cash interest received		42,600		20,120
Cash dividends received		1,147		1,100
Cash income taxes paid		$ 1,657		$ 2,585

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
[2]	Includes restricted cash of $491 million (2022: $493 million) and interest-bearing demand deposits with Bank of Canada.